Stockholders' Equity - Summary of Weighted-Average Assumptions for Options Granted (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
2008 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield		0.00%	0.00%	0.00%
Expected volatility		52.52%	52.18%	50.27%
Expected term (in years)		6 years 3 months	5 years 3 days	5 years 9 months
Risk-free rate		1.17%	1.19%	0.14%
2016 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	59.16%	51.81%	51.75%
Expected term (in years)	6 years 2 months 1 day	5 years 10 months 28 days	5 years 11 months 1 day
Risk-free rate	2.70%	1.07%	1.07%